OMB APPROVAL
	                                                OMB Number: 3235-0578

                                                        Expires: MAY 31, 2007

                                                        Estimated average burden
                                                        hours per response:21.09


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-00483
-----------------------------------------------------------------

                                Elfun Trusts
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN TRUST

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS)  - MARCH 31, 2007 (UNAUDITED)

                                                                         NUMBER OF
                                                                            SHARES                            VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.8%
-------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 19.7%
Bed Bath & Beyond, Inc.                                                  1,000,000                        $  40,170 (a)
Carnival Corp.                                                           1,550,000                           72,633
Comcast Corp. (Class A)                                                  2,850,000                           72,589 (a)
Home Depot, Inc.                                                           400,000                           14,696
Liberty Global, Inc. (Series C)                                          2,300,000                           70,472 (a)
Liberty Media Holding Corp - Capital (Series A)                            500,000                           55,295 (a)
Liberty Media Holding Corp - Interactive (Series A)                      2,100,000                           50,022 (a)
Lowe's Companies, Inc.                                                     750,000                           23,618
News Corp. (Class A)                                                       750,000                           17,340
Staples, Inc.                                                              100,000                            2,584
Target Corp.                                                               340,000                           20,148
                                                                                                            439,567

CONSUMER STAPLES - 2.7%
Colgate-Palmolive Co.                                                      120,000                            8,015
PepsiCo, Inc.                                                              810,000                           51,484
                                                                                                             59,499

ENERGY - 7.3%
Baker Hughes Incorporated                                                  150,000                            9,919
Exxon Mobil Corp.                                                          700,000                           52,815
Schlumberger Ltd.                                                        1,260,000                           87,066
Transocean Inc.                                                            175,000                           14,298 (a)
                                                                                                            164,098

FINANCIALS - 18.3%
AFLAC Incorporated                                                         600,000                           28,236
Alleghany Corp.                                                             38,642                           14,437 (a)
American International Group, Inc.                                         250,000                           16,805
Berkshire Hathaway, Inc. (Class B)                                          14,000                           50,960 (a)
CB Richard Ellis Group, Inc. (Class A)                                   1,200,000                           41,016 (a)
Citigroup, Inc.                                                            925,000                           47,489
Federal National Mortgage Assoc.                                         1,070,000                           58,401
Metlife, Inc.                                                              130,000                            8,209
SLM Corp.                                                                1,250,000                           51,125
State Street Corp.                                                       1,440,000                           93,240 (c)
                                                                                                            409,918

HEALTHCARE - 17.7%
Abbott Laboratories                                                        480,000                           26,784
Amgen, Inc.                                                              1,210,000                           67,615 (a)
DENTSPLY International, Inc.                                                80,000                            2,620
Gilead Sciences, Inc.                                                       60,000                            4,590 (a)
Johnson & Johnson                                                          750,000                           45,195
Lincare Holdings Inc.                                                    1,450,000                           53,143 (a)
Medtronic Inc.                                                             830,000                           40,720
Pfizer Inc.                                                              1,100,000                           27,786
UnitedHealth Group, Inc.                                                 1,150,000                           60,916
Wyeth                                                                      280,000                           14,008
Zimmer Holdings, Inc.                                                      610,000                           52,100 (a)
                                                                                                            395,477

INDUSTRIALS - 4.0%
Dover Corp.                                                              1,760,000                           85,906
Stericycle, Inc.                                                            35,000                            2,853 (a)
                                                                                                             88,759

INFORMATION TECHNOLOGY - 24.1%
Analog Devices, Inc.                                                       550,000                           18,969
Automatic Data Processing, Inc.                                            680,000                           32,912
Cisco Systems, Inc.                                                      2,150,000                           54,889 (a)
eBay, Inc.                                                                 925,000                           30,664 (a)
Fidelity National Information Services, Inc.                                80,000                            3,637
First Data Corp.                                                           200,000                            5,380 (d)
Intel Corp.                                                                125,000                            2,391
Intuit Inc.                                                              1,950,000                           53,352 (a)
Iron Mountain Incorporated                                                 187,500                            4,899 (a)
Linear Technology Corp.                                                    370,000                           11,688
Microsoft Corp.                                                          2,450,000                           68,282
Molex, Inc. (Class A)                                                    2,370,000                           58,989
NAVTEQ Corp.                                                               110,000                            3,795 (a)
Paychex, Inc.                                                              900,000                           34,083
QUALCOMM, Inc.                                                           1,000,000                           42,660
Western Union Co.                                                        2,700,000                           59,265
Yahoo! Inc.                                                              1,650,000                           51,628 (a)
                                                                                                            537,483

MATERIALS - 3.0%
Monsanto Co.                                                             1,200,000                           65,952

TELECOMMUNICATION SERVICES - 1.0%
American Tower Corp. (Class A)                                             100,000                            3,895 (a)
Vodafone Group, PLC ADR                                                    700,000                           18,802
                                                                                                             22,697

TOTAL INVESTMENTS IN SECURITIES                                                                           2,183,450
(COST $1,447,978)

-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.2%
-------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.53%                                                                   49,188,880                           49,189 (b,e)
(COST $49,189)

TOTAL INVESTMENTS                                                                                         2,232,639
(COST $1,497,167)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.0)%*                                                           (220)
                                                                                                         ----------
NET ASSETS - 100.0%                                                                                      $2,232,419
                                                                                                         ==========



NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) -
March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b)      Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At March 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

+        Percentages are based on net assets as of March 31, 2007.

*        Less than 0.1%



         Abbreviations:

ADR      American Depositary Receipt




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 25, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 25, 2007